Summary of Significant Accounting Policies (Details-Fair value recurring basis) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total assets measured at fair value	$ 43,548	$ 24,660
Fair Value, Inputs, Level 1 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total assets measured at fair value	43,548	24,660
Fair Value, Inputs, Level 2 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total assets measured at fair value	0	0
Fair Value, Inputs, Level 3 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total assets measured at fair value	0	0
Marketable Securities Stock [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total assets measured at fair value	43,548	24,660
Marketable Securities Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total assets measured at fair value	43,548	24,660
Marketable Securities Stock [Member] | Fair Value, Inputs, Level 2 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total assets measured at fair value	0	0
Marketable Securities Stock [Member] | Fair Value, Inputs, Level 3 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Total assets measured at fair value	$ 0	$ 0